Subsequent Events	12 Months Ended
Dec. 31, 2015
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
Subsequent Events	Note 13—Subsequent Events The Predecessor has evaluated all subsequent events through the date the financial statements were filed with the SEC and has nothing additional to disclose.